Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
(Dollars in thousands)	December 31, 2012	December 31, 2011
Real estate secured loans:
Residential 1-4 Family	$174,421	$166,414
Multifamily	5,555	5,144
Commercial	80,284	81,253
Construction and land development	40,305	39,241
Total real estate secured loans	300,565	292,052
Commercial and industrial	24,511	25,135
Consumer	1,915	2,037
Other	478	515
Total gross loans	327,469	319,739
Allowance for loan losses	(8,159)	(10,691)
	$319,310	$309,048

Financing Receivable Credit Quality Indicators [Table Text Block]
	Real Estate Secured
	Residential 1-4 Family		Multi Family			Commercial		Construction and Land Development
	2012	2011	2012		2011	2012	2011	2012	2011
Grade
1	$-	$-	$		$-	$-	$-	$-	$-
2	-	-			-	-	-	-	-
3	59,303	44,087		611	-	6,825	8,469	7,037	7,851
4	49,619	61,509		684	715	29,038	27,461	10,054	9,020
5	50,336	45,213		3,500	1,921	25,130	26,026	17,633	14,575
6	2,036	2,707		-	-	11,139	9,714	1,215	277
7	10,287	11,957		760	2,508	8,152	8,781	4,366	4,306
8	2,840	941			-	-	802	-	3,212
9	-	-		-	-	-	-	-	-
Total	$174,421	$166,414		$5,555	$5,144	$80,284	$81,253	$40,305	$39,241
	Non-Real Estate Secured
	Commercial		Consumer		Other		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Grade
1	$2,329	$2,095	$55	$49	$-	$-	$2,384	$2,144
2	-	-	309	-	-	-	309	-
3	2,523	2,413	234	225	191	258	76,724	63,303
4	5,620	5,408	1,105	237	227	257	96,347	104,607
5	6,702	9,034	-	1,337	60	-	103,361	98,106
6	3,713	3,992	-	-	-	-	18,103	16,690
7	3,624	2,193	212	189	-	-	27,401	29,934
8	-	-	-	-	-	-	2,840	4,955
9	-	-	-	-	-	-	-	-
Total	$24,511	$25,135	$1,915	$2,037	$478	$515	$327,469	$319,739

Past Due Financing Receivables [Table Text Block]
Past Due Loans

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$2,712	$834	$5,385	$8,931	$165,490	$174,421	$-
Multifamily Residential	-	379	-	379	5,176	5,555	-
Commercial Real Estate	1,711	-	127	1,838	78,446	80,284	-
Construction and Land Development	182	-	999	1,181	39,124	40,305	-
Non-Real Estate Secured
Commercial and Industrial	686	29	394	1,109	23,402	24,511	-
Consumer and Other	20	11	54	85	2,308	2,393	-

Total (1)	$5,311	$1,253	$6,959	$13,523	$313,946	$327,469	$-
December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$4,897	$957	$4,981	$10,835	$155,579	$166,414	$-
Multifamily Residential	391	-	1,318	1,709	3,435	5,144	-
Commercial Real Estate	387	3,503	962	4,852	76,401	81,253	-
Construction and Land Development	933	115	3,781	4,829	34,412	39,241	-
Non-Real Estate Secured
Commercial and Industrial	1,055	405	260	1,720	23,415	25,135	-
Consumer and Other	54	72	-	126	2,426	2,552	-

Total (1)	$7,717	$5,052	$11,302	$24,071	$295,668	$319,739	$-

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31, 2012	December 31, 2011

1-4 Family Residential	$6,821	$9,004
Multifamily Residential	-	1,318
Commercial Real Estate	531	5,749
Construction and Land Development	1,317	4,483
Commercial and Industrial	990	714
Consumer and Other	55	-
Total	$9,714	$21,268

Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	December 31, 2012	December 31, 2011

Balance, beginning of year	$10,691	$9,513
Provision for loan losses	880	10,023
Net charge offs	(3,412)	(8,845)
Balance, end of quarter	$8,159	$10,691

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	For the Year Ended December 31, 2012
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,861	$(1,968)	$64	$1,355	$1,944	$368	$2,312
Multifamily Residential	297	-	18	(276)	39	-	39
Commercial Real Estate	2,409	(883)	1	(263)	1,188	76	1,264
Construction and Land Development	633	(617)	67	523	512	94	606
Non-Real Estate Secured
Commercial and Industrial	1,898	(65)	23	(532)	1,285	39	1,324
Consumer and Other	41	(54)	2	66	55	-	55
Other
Other General Reserves	1,515	-	-	424	1,939	-	1,939
Unallocated	1,037	-	-	(417)	620	-	620
Total	$10,691	$(3,587)	$175	$880	$7,582	$577	$8,159
	For the Year Ended December 31, 2011
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,532	$(1,119)	$125	$1,323	$1,763	$1,098	$2,861
Multifamily Residential	358	(502)	-	441	175	122	297
Commercial Real Estate	1,263	(2,116)	30	3,232	1,691	718	2,409
Construction and Land Development	2,972	(4,021)	124	1,558	625	8	633
Non-Real Estate Secured
Commercial and Industrial	619	(1,464)	125	2,618	1,898	-	1,898
Consumer and Other	124	(28)	1	(56)	41	-	41
Other
Other General Reserves	1,345	-	-	170	1,515	-	1,515
Unallocated	300	-	-	737	1,037	-	1,037
Total	$9,513	$(9,250)	$405	$10,023	$8,745	$1,946	$10,691

Schedule of Loans Evaluated For Impairment [Table Text Block]
Loans Receivable:	As of December 31, 2012
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$6,953	$167,468	$174,421
Multifamily Residential	382	5,173	5,555
Commercial Real Estate	531	79,753	80,284
Construction and Land
Development	830	39,475	40,305
Non Real Estate Secured
Commercial and Industrial	204	24,307	24,511
Consumer and Other	-	2,393	2,393
Total	$8,900	$318,569	$327,469
Loans Receivable:	As of December 31, 2011
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$7,668	$158,746	$166,414
Multifamily Residential	2,117	3,027	5,144
Commercial Real Estate	5,568	75,685	81,253
Construction and Land
Development	4,216	35,025	39,241
Non Real Estate Secured
Commercial and Industrial	-	25,135	25,135
Consumer and Other	-	2,552	2,552
Total	$19,569	$300,170	$319,739

Impaired Financing Receivables [Table Text Block]
	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Family Residential	$5,430	$4,375	$-	$1,055	$4,960	$48
Multifamily Residential	382	382	-	-	429	30
Commercial Real Estate	-	-	-	-	-	-
Construction and Land
Development	353	353	-	-	352	-
Commercial and Industrial	74	74	-	-	74	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$2,616	$2,578	$367	$38	$2,642	$-
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	531	531	76	-	548	-
Construction and Land
Development	477	477	95	-	478	-
Commercial and Industrial	130	130	39	-	131	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$8,046	$6,953	$367	$1,093	$7,602	$48
Multifamily Residential	382	382	-	-	429	30
Commercial Real Estate	531	531	76	-	548	-
Construction and Land
Development	830	830	95	-	830	-
Commercial and Industrial	204	204	39	-	205	-
Consumer and Other	-	-	-	-	-	-

Total	$9,993	$8,900	$577	$1,093	$9,614	$78
	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Family Residential	$2,805	$2,564	$-	$241	$2,603	$15
Multifamily Residential	1,131	1,131	-	-	1,224	-
Commercial Real Estate	2,602	2,175	-	427	2,366	-
Construction and Land
Development	6,533	4,141	-	2,392	5,773	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$5,104	$5,104	$1,099	$-	$5,142	$5
Multifamily Residential	986	986	122	-	923	48
Commercial Real Estate	3,393	3,393	717	-	3,636	-
Construction and Land
Development	245	75	8	170	143	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$7,909	$7,668	$1,099	$241	$7,745	$20
Multifamily Residential	2,117	2,117	122	-	2,147	48
Commercial Real Estate	5,995	5,568	717	427	6,002	-
Construction and Land
Development	6,778	4,216	8	2,562	5,916	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total	$22,799	$19,569	$1,946	$3,230	$21,810	$68